SIGNIFICANT TRANSACTIONS - Schedule of Indirect Measurement of Fair Value of Goods or Services Received, Other Equity Instruments Granted During Period (Parentheticals) (Details)	Aug. 14, 2025 $ / shares
Public Investors [Member]
Schedule of Indirect Measurement of Fair Value of Goods or Services Received, Other Equity Instruments Granted During Period [Line Items]
Shares issued, per share (in Dollars per share)	$ 12.7
Warrants issued, per share (in Dollars per share)	3.35
Non-Redeeming Shareholders [Member]
Schedule of Indirect Measurement of Fair Value of Goods or Services Received, Other Equity Instruments Granted During Period [Line Items]
Shares issued, per share (in Dollars per share)	12.7
Sponsor [Member]
Schedule of Indirect Measurement of Fair Value of Goods or Services Received, Other Equity Instruments Granted During Period [Line Items]
Shares issued, per share (in Dollars per share)	12.7
Sponsor Vesting Shares, Tranche 1 [Member]
Schedule of Indirect Measurement of Fair Value of Goods or Services Received, Other Equity Instruments Granted During Period [Line Items]
Shares issued, per share (in Dollars per share)	8.7
Sponsor Vesting Shares, Tranche 2 [Member]
Schedule of Indirect Measurement of Fair Value of Goods or Services Received, Other Equity Instruments Granted During Period [Line Items]
Shares issued, per share (in Dollars per share)	$ 8.1